Business Combination	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business Combination

NOTE 4. BUSINESS COMBINATION

(a) CWC Energy Services Corp.

On November 8, 2023, Precision acquired all of the issued and outstanding shares of CWC Energy Services Corp. (CWC) for consideration of $89 million, which included the issuance of 947,807 Precision common shares and cash of $14 million.

With this acquisition, Precision substantially increased the size and scale of its Canadian well servicing operations and expanded its geographic footprint into complementary regions. Precision added 62 marketable service rigs to its fleet along with experienced crews and field personnel and operating facilities. Precision also added 18 high-quality drilling rigs to its fleet, including seven drilling rigs in Canada and 11 drilling rigs in the U.S. The addition of the U.S. drilling rigs expanded the Corporation's operations into Wyoming, further diversifying its serviceable U.S. basins.

Precision incurred $3 million of various transaction costs related to the business combination, which were recognized as an expense in the statements of net earnings (loss). These costs were primarily related to advisory, legal, consulting and other transaction costs.

The following table summarizes the allocation of the purchase price:

(Stated in thousands of Canadian dollars)
Consideration:
Number of shares issued	947,807
Share price at issuance	$79.75
Common shares	$75,588
Cash	13,726
Total consideration	$89,314

Allocation of purchase price
Cash	13,080
Accounts receivable	41,641
Property, plant and equipment	140,965
Intangibles	3,000
Right-of-use assets	1,466
Accounts payable and accrued liabilities	(22,260)
Long-term debt	(60,387)
Lease obligations	(1,466)
Deferred tax liabilities	(964)
Gain on acquisition	(25,761)
Total	$89,314

The Corporation recognized a gain on acquisition of $26 million (2022 – nil) in the statements of net earnings (loss) that was primarily attributable to movements in the fair value of common share consideration between the date of transaction announcement and date of closing.

The acquired CWC business contributed revenue of $20 million and net earnings of $3 million for the period of November 8, 2023 to December 31, 2023. Had the acquisition occurred on January 1, 2023, it is estimated that the consolidated pro-forma revenue and net earnings for the year ended December 31, 2023 would have been $182 million and $18 million, respectively.

Since the date of acquisition, depreciation of the acquired property, plant and equipment was recognized in the statements of net earnings (loss) in accordance with Precision’s existing depreciation policies for similar equipment types.

The Corporation accounted for the acquisition as a business combination and used the acquisition method to record the net assets and liabilities assumed at fair value. Precision engaged an independent third-party valuator to estimate the acquisition-date fair value over a portion of the Rig Equipment included in property, plant and equipment. The Corporation used the appraisals available for comparable assets in estimating the remaining acquisition-date fair value of Rig Equipment included in property, plant and equipment.

(b) High Arctic Energy Services Inc.

On July 27, 2022, Precision acquired the well servicing business and associated rental assets of High Arctic Energy Services Inc. for consideration of $38 million. On the date of acquisition, Precision made a $10 million cash payment with the remaining balance of $28 million, included in accounts payable and accrued liabilities at December 31, 2022, and subsequently paid in the first quarter of 2023.

Included in the Completion and Production Services operating segment, the acquisition increased the size and scale of Precision’s operations within the Canadian well servicing industry, adding well-service rigs to its fleet along with related rental assets, ancillary support equipment, inventories, spares and operating facilities in key operating basins.

The acquisition was accounted for as a business combination, using the acquisition method, whereby the Acquired Assets and Assumed Liabilities (Acquired Net Assets) were recorded at their estimated fair values at the date of acquisition. Precision relied on a third-party appraisal when determining the fair value of the Acquired Net Assets.

Precision incurred $1 million of various transaction costs related to the business combination, which were recognized as an expense in the statements of net earnings (loss). These costs were primarily related to advisory, legal, consulting and other transaction costs.

The following table summarizes the allocation of the purchase price:

(Stated in thousands of Canadian dollars)
Cash	$10,200
Accounts payable and accrued liabilities	27,300
Fair value of consideration transferred	$37,500

Acquired Assets
Rig equipment	$32,796
Vehicles	900
Buildings	1,457
Land	2,347
Right-of-use assets	6,990
Assumed Liabilities
Lease obligations	(6,990)
Fair value of Acquired Net Assets	$37,500

Since the date of acquisition, depreciation of the acquired property, plant and equipment was recognized in the statements of net earnings (loss) in accordance with Precision’s existing depreciation policies for similar equipment types.